SHARE CAPITAL - Share-based payment expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share capital
Share-based payment expenses	$ 2.7	$ 0.7
Stock Options [Member]
Share capital
Share-based payment expenses	0.5	1.4
Performance Share Units [Member]
Share capital
Share-based payment expenses	0.3	0.1
Restricted Share Unit [Member]
Share capital
Share-based payment expenses	1.1	(0.3)
Deferred share units [Member]
Share capital
Share-based payment expenses	0.8	(0.8)
Common Shares Under First Nations Agreement [Member]
Share capital
Share-based payment expenses	$ 0.0	$ 0.3